Share-Based Payment	12 Months Ended
Jun. 30, 2025
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
19.	SHARE-BASED PAYMENT

19.1 Bioceres S.A share based payments

Prior to the Business Combination and the BIOX deconsolidation, and in accordance with the compensation policy defined previously by the Bioceres Group Limited and its subsidiaries, certain directors of Bioceres S.A. had the option of choosing to collect the annual incentive in cash or in shares of BIOX. The incentive was for up to five times the monthly salary of each one and increases by $30,000 in the event that they choose to receive the incentive in the form of shares.

As of June 30, 2023 8,560 of Bioceres Crop Solutions Corp, were assigned to the beneficiaries, which were granted immediately in recognition of the professional performance demonstrated during the year.

Additionally, in January 2024, in compliance with the resolution in Minute No. 256 of the Board Meeting held in December 2021, it was decided to grant the Bioceres 2021 Award. It consists of 10,000 shares of Bioceres Crops Solutions Corp for Dr. Lía Raquel Chan, a researcher at CONICET, in recognition of her leadership in the early development of HB4 technology.

After the latest grant in January 2024, no incentives were awarded. As of June 30, 2025 there is no outstanding annual incentive pending to be granted.

19.2 Bioceres Crop Solutions Corp share based payments

2023 Omnibus Equity Incentive Plan

On May 12, 2023, the board of directors of Bioceres Crop Solutions Corp approved the 2023 Omnibus Equity Incentive Plan to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and to promote the success of the Company’s business. In addition to introducing new incentive plans, it comprehensively amends and restates in entirety (i) the Employee Stock Purchase Plan, (ii) the Equity Compensation Plan, (iii) the Stand-Alone Stock Option Grant, and (iv) the Employee Stock Option Plan.

-	Employee Stock Purchase Plan (“ESPP”): incentive plan for eligible employees with no stock compensation to purchase ordinary shares of BIOX up to a maximum of 15% percent of such employee’s monthly compensation. The number of ordinary shares subject to the ESPP shall be 200,000 ordinary shares. The purchase price will be equal to 85% of the lower of the closing price of BIOX’s ordinary shares on the first business day and the last business day of the relevant offering period. As of the date of these consolidated financial statements the ESSP is not yet implemented.

-	Equity Compensation Plan: annual incentive plan based on certain financial and operational targets defined by the Board of Directors upon approval of the annual budget.

-	Stand Alone Stock Option Grant: plan granted up to 1,200,000 underlying ordinary shares. The options have an exercise price of $4.55 and expire on October 31, 2029. Options can be exercised for a period of up to three years, with 1/3 vesting every 12 months, and on a cashless basis at their volume weighted average price (“VWAP”) of the ordinary shares during a twenty-day period to the date of exercise.

-	Employee Stock Option Plan: plan granted up to 100,000 underlying ordinary shares to certain key employees. The options have an exercise price of $5.55 and expire on October 23, 2030. Options can be exercised for a period of up to three years, with 1/3 vesting every 12 months, and on a cashless basis at their volume weighted average price (“VWAP”) of the ordinary shares during a twenty-day period to the date of exercise.

-	Past Share Option plan: immediately vested options with a strike price between $11.93 and $13.24.

-	Base Share Option plan: to vest and become exercisable in equal installments on June 30, 2023, June 30, 2024, and June 30, 2025, with a strike price between $10.47 and $10.79.

-	Performance Share Option plan: to vest and become exercisable if the Group’s fiscal year 2025 EBITDA reaches at least US$120 million, at 0% of the award, and linearly thereafter up to 100% of the awarded options when reaching at least US$150 million. These options have also a strike price of between $10.47 and $10.79.

The fair value of the stock options at the grant date was estimated using the “Black-Scholes” model, considering the terms and conditions under which the options on shares were granted and adjusted to consider the possible dilutive effect of the future exercise of options.

Factor	Stand Alone Stock Option Grant	Employee Stock Option Plan	Past Share Option plan	Base Share Option plan	Performance Share Option plan
Weighted average fair value of shares	$5.42	$13.98	$11.45	$10.80	$10.79
Weighted average exercise price	$4.55	$5.55	$12.48	$10.52	$10.52
Weighted average expected volatility	29.69%	42.18%	48.73%	54.73%	54.73%
Dividend rate	0%	0%	0%	0%	0%
Weighted average risk-free interest rate	1.66%	1.17%	4.40%	4.47%	4.47%
Weighted average expected life	9.89 years	9.22 years	4.89 years	2.97 year	2.97 year
Weighted average fair value of stock options at measurement date	$2.47	$10.10	$5.01	$4.46	$4.45

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

The Group estimated that nearly 100% of the share options will be exercised, based on historical trends of executive retention and option exercise behavior. This estimate is reviewed at the end of each annual or interim period.

2013 Stock Incentive Plan – Pro Farm Group

As part of the acquisition of Pro Farm Group, Bioceres Group Limited, through its former subsidiary, BIOX, have incorporated the outstanding “2013 Stock Incentive Plan” from Pro Farm Group. On the merger date the total equity awards outstanding was converted consistent with the terms of the merger agreement into an aggregate of 1,191,362 option and or restricted stock units which was fully registered with the Securities and Exchange Commission on July 26, 2022. All equity awards retained their original granted terms. BIOX has not granted any additional awards under this plan during the year.

Bioceres Crop Solutions’s fair value of the grants was estimated utilizing a Black Scholes option pricing model based on the following range of assumptions which have determined consistent with BIOX’s historical methodology for such assumptions:

July 12, 2022
Exercise price	$7.16 - 204.66
Expected life (years)	0.03 - 9.83
Estimated volatility factor	34.9% - 44.4%
Risk-free interest rate	0.0%
Expected dividend yield	—

The following table shows the evolution of stock option and weighted average exercise price for the years ended June 30, 2025, and 2024:

	06/30/2025		06/30/2024
	Number of options	W.A. Exercise price	Number of options	W.A. Exercise price

At the beginning of the year	7,345,795	11.83	1,791,000	15.79
Granted during the year	-	-	5,631,894	10.55
Cancelled or expired during the year	-	-	(570)	10.07
Exercised during the year	-	-	(76,529)	10.73
Loss of control	(7,345,795)	11.83	-	-
Effective at the end of the year	-	-	7,345,795	11.83